Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 30, 2008	Dec. 31, 2011
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Preferred stock, shares authorized							20,000,000			20,000,000		20,000,000
Accrued dividend on preferred stock											$ 222,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										27,568,000	5,000,000	37,991,000
Issuance price per share								$ 0.20
Issuance price per share							$ 0.15					$ 0.15
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold													43
Total proceeds													4,700,000
Issuance price per share													$ 100,000
Preferred stock, shares outstanding							43			43	43	43
Preferred stock, value authorized													5,000,000
Preferred stock, shares authorized							50			50	50	50	50
Preferred stock price per share													$ 100,000
Preferred stock, shares issued							43			43	43	43
Rate of preferred stock dividend and redemption premium											6.00%			10.00%
Number of days with in dividend declared after each quarter end											15 days
Common stock issued upon conversion, conversion price per share								$ 0.20				$ 0.15
Dividend paid											237,000	0
Accrued dividend on preferred stock											$ 0	$ 0
Series D Preferred Stock [Member] | X-Master Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock sold													10
Series D Preferred Stock [Member] | Dr. Andrey Semechkin [Member]
Class of Stock [Line Items]
Number of shares of common stock sold													33